Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade receivables	$ 17,998	$ 34,099
Advances to contractors	2,638	7,861
Taxation debtors	142,090	112,684
Prepayments and other receivables	68,999	67,712
Gounkoto advance dividend	7,602	9,074
Total	239,327	231,430
Less: Non-current portion
Current portion	(184,275)	(231,430)
Non-current portion	55,052	0
Kibali Jersey Limited [member]
Trade receivables	28,295	1,497	$ 850
Advances to contractors	2,280	6,070	5,238
Prepayments and other receivables	21,544	24,239	37,501
Loan to SOKIMO (refer note 26)	18,827	17,381	16,046
Other loans	8,360	3,081	5,231
TVA receivables	134,514	131,214	137,369
Hire purchase loans	4,465	10,978	11,277
Total	218,285	194,460	213,512
Less: Non-current portion
Loan to SOKIMO (refer note 26)	18,827	17,381	16,046
Other loans and receivables (including TVA receivables)	105,768	65,616	10,445
Hire purchase loans	699	4,438	6,297
Current portion	(92,991)	(107,025)	(180,724)
Non-current portion	$ 125,294	$ 87,435	$ 32,788